Related party transactions	12 Months Ended
Dec. 31, 2025
Related party transactions
Related party transactions

13.Related party transactions

The Company’s related parties include companies owned by key management. The Company paid Management fees to key management through their management companies as follows:

●	Management fees of $72,000 to LVR Capital, a company owned by the Chief Financial Officer. As at December 31, 2025, $6,898 (2024 – $5,750) was due to that company.
●	Salary and bonus of $420,000 to Francis Bellido, the Chief Executive Officer. As at December 31, 2025, $120,000 was due to Francis Bellido (2024 – $161,306 was due to Aurakle Research Capital, a company controlled by Francis Bellido).
●	Management fees of $30,000 plus other fees of $164,493 to Baystream Corporation, a company owned by a Director. As at December 31, 2025, $ 12,640 (2024 – $17,680) was due to that company.
●	Management fees of $30,000 plus consulting fees of $41,697 to Red River Solutions a company owned by a Director. As at December 31, 2025, $14,175 (2024 – $7,875) was due to that company.
●	Management fees of $30,000 to SLT Solutions, a company owned by a Director. As at December 31, 2025, $7,500 (2024 – $7,500) was due to that company.
●	Management fees of $41,697 (USD 30,000) plus compensation of $149,228 (USD 108,000) to CyberDef LLC, a company owned by a Director. As at December 31, 2025, $30,605 (USD 22,353 (2024 $10,790 (USD 7,500) was due to that company.
●	Research and development costs of $684,397 (2024: $434,609) to Fileglobal, a company owned by a Director. As at December 31, 2025, $35,353 (2024, $25,775) was due to that company.

Transactions with key management

The key management of the Company are the members of senior management and the Board of Directors. The remuneration and other expenses for the year of key management (including the amounts above) is as follows:

	2025	2024
	$	$
Research and development	684,397	434,609
Share-based payments	3,394,749	367,855
General and administrative:
Management salaries and fees	772,924	624,569
Other fees	214,243	154,936
	5,066,313	1,581,969